Financial Liabilities at Amortised Cost	12 Months Ended
Dec. 31, 2023
Financial Liabilities At Amortised Cost Abstract
FINANCIAL LIABILITIES AT AMORTISED COST

NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST

	As of December 31,
	2023	2022
	MCh$	MCh$
Deposits and other demand liabilities
Checking accounts	11,014,748	11,711,969
Demand accounts	500,723	630,807
Other demand deposits	352,865	379,331
Obligation related to payments cards provision	1,007	6,758
Other demand liabilities	1,668,483	1,357,361
Subtotal	13,537,826	14,086,226
Time deposits and other time liabilities
Time deposits	15,939,325	12,779,206
Time savings account	189,757	191,257
Other time liabilities	8,860	8,327
Subtotal	16,137,942	12,978,790
Obligations under repurchase agreements
Operation with foreign banks	-	103,425
Operation with other Chilean entities	282,584	211,930
Subtotal	282,584	315,355
Interbank borrowings
Loans from chilean financial institutions	46,218	41,317
Loans from foreign financial institutions	4,271,414	3,239,358
Loans from Chilean Central Bank	6,048,867	5,584,090
Subtotal	10,366,499	8,864,765
Issue debt instruments
Mortgage finance bonds	1,229	3,798
Senior bonds	7,925,385	7,080,472
Mortgage bond	74,431	81,623
Subtotal	8,001,045	7,165,893
Other financial liabilities
Other domestic obligations	296,273	292,417
Foreign obligations		578
Subtotal	296,273	292,995

Total	48,622,169	43,704,024

a.	Obligations under from repurchase agreements

The Bank raises funds by selling financial instruments and committing itself to buy them back at future dates, plus interest at a predetermined rate. As of December 31, 2023 and 2022, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2023				2022
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Treasury bonds and notes	282,140	101	-	282,511	186,691	109	-	186,800
Subtotal	282,140	101	-	282,511	186,691	109	-	186,800
Other Chilean debt financial securities
Chilean Bank debt financial instruments	73	-	-	73	84	-	-	84
Subtotal	73	-	-	73	84	-	-	84
Foreign financial debt securities
Other foreign debt financial instruments	-	-	-	-	128,471	-	-	128,471
Subtotal	-	-	-	-	128,471	-	-	128,471

Total	282,483	101	-	282,584	315,246	109	-	315,355

b.	Interbank borrowings

As of December 31, 2023 and 2022 the Interbank borrowings are as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Loans from Chilean Central Bank	6,048,867	5,584,090
Loans from chilean financial institutions	46,218	41,317
Loans from foreign financial institutions
State Bank Of India	693,430	100,653
Wells Fargo Bank NA	497,833	42,479
Sumitomo Mitsui Banking Corporation	451,646	42,524
Citibank N.A.	378,760	-
Bank of America	362,876	2,313,121
Standard Chartered Bank Singapur	290,464	-
The Bank Of New York Mellon	222,953	169,583
International Finance Corporate	173,417	-
Commerzbank Ag	170,966	25,349
The Toronto Dominion Bank	136,525	-
Barclays Bank Plc London	134,625	84,978
Zurcher Kantonalbank	132,363	42,650
Hong Kong and Shanghai Banking	125,736	2,521
Banco Bilbao Vizcaya Argentaria	88,037	56
Saudi National Bank	87,550	-
Bank Of Baroda	70,521	-
Bayerische Landesbank Ag Munic	70,242	-
Bank Of Montreal	49,945	-
Corporacion Andina De Fomento	44,674	-
Banco Santander Singapur	22,318	19,633
Standard Chartered Bank. New York	21,934	-
Banco Santander Hong Kong	9,641	58,326
Abanca Corporacion Bancaria S.A.	8,791	-
Taishin International Bank Co.	8,740	-
Standard Chartered Bank Hong kong	4,906	-
Korea Exchange Bank	2,416	230
Banco Santander Central Hispano	1,734	104
Standard Chartered Bank	1,270	110,224
	As of December 31,
	2023	2022
	MCh$	MCh$
Loans from foreign financial institutions, continued
Bank Of China	1,264	2,540
Agricultural Bank Of China	1,015	114
Bank of Tokio Mitsubishi	443	1,164
Komercni Banka A.S.	392	-
Australian And New Zeland Banking Group Ltd.	354	-
Hsbc Bank Plc	333	-
China Construction Bank	298	102
Banca Intesa S.P.A.	282	-
Banco Do Brasil	281	67
Wachovia Bank Na	266	11,410
Bbva Bancomer	225	86
Bangkok Bank Public Company Limited	219	-
Hua Nan Commercial Bank	211	196
China Merchants Bank	182	1,146
Cassa Di Risparmio Di	174	-
Icici Bank Limited	166	-
Industrial And Commercial Bank	144	-
E. Sun Commercial Bank Ltd. ,	121	-
The Industrial And Commercial	121	-
Banco De Sabadell, S.A.	107	-
Bank Of Communications	71	-
Turkiye Garanti Bankasi	70	70
Rhb Bank Berhad	61	-
Export-Import Bank Of Thailand	56	-
Banco Rio De La Plata S.A.	50	-
Bank Of India , Mumbai	47	-
Finansbank A.S.	38	-
Citic Industrial Bank	37	-
Shinhan Bank	27	58
Banco Bilbao Vizcaya Madrid	22	-
Yapi Ve Kredi Bankasi A.S.	21	-
Svenka Handelsbanken Estocolmo	3	-
The Bank Of Nova Scotia	-	199,224
Banco Santander Brasil	-	7,359
Industrial Bank Of Korea	-	901
Shanghai Pudong Development Bank	-	394
Bank Of Taiwan	-	386
Kbc Bank Nv	-	243
Banca Nazionale Del Lavoro	-	233
Unicredit	-	219
Bbva Uruguay	-	198
Bank For Foreign Trade Of Vietnam	-	181
Intesa Sanpaolo	-	125
Fortis Bank	-	110
Credit Agricole Italia	-	90
Caixabank	-	80
Taiwan Cooperative Bank	-	73
Banco Itau Bba S.A.	-	71
Abn Amro Bank N.V.	-	36
Kotak Mahindra Bank Limited	-	32
Banco De Galicia Y Buenos Aires	-	19
Subtotal	4,271,414	3,239,358
Total	10,366,499	8,864,765

i.	Loans from the Chilean Central Bank

In response to the COVID-19 pandemic, the Chilean Central Bank awarded two credit lines for banks to reinforce their liquidity: The first line of credit was the Credit Facility Conditioned to Increase of Loans (FCIC), whose objective was for banks to continue financing households and companies’ loans. The FCIC1 amounted to US$24 billion for the whole banking system and has maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. The FCIC2 amounted to US$16 billion and was available only for banks which previously disbursed FCIC1. The FCIC3 was announced in January 2021 and amounted to US$10 billion. The second credit line was the Liquidity Credit line (LCL) and was an unsecured loan facility and had maturities of up to 2 years. In addition, the LCL was limited to the aggregate amount of the liquidity reserve requirements of each bank.

The loans balances from the Chilean Central Bank by maturity are as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	6,048,867	-
Due within 1 and 2 year	-	5,584,084
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from Chilean Central Bank	6,048,867	5,584,084

ii.	Loans from Chilean financial institutions

These obligations’ maturities are as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	46,218	41,318
Due within 1 and 2 year	-	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from Chilean financial institutions	46,218	41,318

iii.	Foreign obligations

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	3,793,613	3,239,363
Due within 1 and 2 year	304,384	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	173,417	-
Due after 5 years	-	-
Total loans from foreign financial institutions	4,271,414	3,239,363

c.	Issued debt instruments

Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current, The Bank’s debts, both current and non-current, are summarised below:

	As of December 31, 2023			As of December 31, 2022
	Current	Non-current	Total	Current	Non-current	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Mortgage finance bonds	975	254	1,229	2,592	1,206	3,798
Senior bonds	1,849,062	6,076,323	7,925,385	482,696	6,597,776	7,080,472
Mortgage bond	-	74,431	74,431	7,108	74,515	81,623
Issued debt instruments	1,850,037	6,151,008	8,001,045	492,396	6,673,497	7,165,893

Other financial liabilities	296,095	178	296,273	292,756	239	292,995

Total	1,822,096	6,475,222	8,297,318	785,152	6,673,736	7,458,888

i.	Mortgage finance bonds

These bonds are used to finance mortgage loans. Their principal amounts are amortised on a quarterly basis. The range of maturities of these bonds is between five and twenty years, Loans are indexed to UF and create a yearly interest yield of 5.23% as of December 31, 2023 (5.20% as of December 31, 2022).

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	975	2,592
Due after 1 year but within 2 years	254	1,039
Due after 2 year but within 3 years	-	167
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	-	-
Total mortgage bonds	1,229	3,798

ii.	Senior bonds

The following table shows senior bonds by currency:

	As of December 31,
	2023	2022
	MCh$	MCh$
Santander bonds in UF	3,632,979	3,510,708
Santander bonds in USD	2,424,045	2,215,515
Santander bonds in CHF	637,203	644,780
Santander bonds in Ch$	619,386	223,467
Santander bonds in AUD	116,515	122,611
Current bonds in JPY	323,922	203,512
Santander bonds in EUR	171,335	159,879
Total senior bonds	7,925,385	7,080,472

1.	Placement of senior bonds

In 2023, the Bank issued bonds for UF 7,719,000, CLP 424,400,000,000, USD 30,000,000, and JPY 25,500,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Placement date	Series Maximum amount	Maturity date
W3	UF	2,724,000	7.5	1.60	12-01-18	02-21-23	06-01-26
W5	UF	3,790,000	9	1.80	03-01-19	01-19-23	03-01-28
AA13	UF	1,205,000	6	3.40	09-01-23	11-23-23	09-01-29
Total UF		7,719,000
U7	CLP	3,000,000,000	5.5	7.00	03-01-22	02-24-23	09-01-27
T18	CLP	75,000,000,000	5.5	7.50	06-01-22	01-09-23	12-01-27
AA7	CLP	67,650,000,000	3.5	6.80	02-24-23	02-24-23	08-01-26
AA1	CLP	100,000,000,000	6.0	6.60	03-13-23	03-13-23	12-01-28
AA3	CLP	100,000,000,000	8.0	6.20	03-16-23	03-16-23	09-01-30
AA10	CLP	25,000,000,000	3.0	7.10	03-01-23	06-09-23	03-01-26
AA8	CLP	32,500,000,000	4.5	6.70	03-01-23	06-13-23	09-01-27
AA2	CLP	18,250,000,000	6.5	6.2	12-01-22	12-05-23	06-01-29
AA9	CLP	3,000,000,000	8.0	6.3	11-01-22	12-20-23	11-01-30
Total CLP		424,400,000,000
Bono USD	USD	30,000,000	1.0	5.84	04-12-23	04-19-23	04-19-24
Total USD		30,000,000
Bono JPY	JPY	10,500,000,000	1.0	0.60	04-24-23	04-28-23	04-28-24
Bono JPY	JPY	7,000,000,000	2.0	0.78	05-24-23	05-30-23	05-30-25
Bono JPY	JPY	8,000,000,000	2.0	0.78	10-20-23	10-27-23	10-27-25
Total JPY		25,500,000,000

In 2022, the Bank issued bonds for UF 26,326,000, USD 30,000,000, CLP 347,000,000,000 and JPY 3,000,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Placement date	Series Maximum amount	Maturity date
T3	UF	5,000,000	11	1.55	06-16-22	5,000,000	01-01-30
W3	UF	2,116,000	7.5	1.60	06-30-22	2,116,000	06-01-26
W5	UF	1,210,000	9	1.80	06-30-22	1,210,000	03-01-28
U2	UF	3,000,000	11.5	2.8	07-28-22	3,000,000	06-01-32
U1	UF	3,000,000	7.5	2.5	08-09-22	3,000,000	06-01-29
T20	UF	5,000,000	11.5	2.65	10-24-22	5,000,000	02-01-34
W4	UF	8,000,000	10.5	2.65	12-09-22	8,000,000	12-01-33
W9	UF	2,000,000	9.5	2.70	07-27-22	2,000,000	06-01-31
Total		29,326,000				29,326,000
Bono USD	USD	30,000,000	3	Sofr + 95pb	04-28-22	30,000,000	04-28-25
Total		30,000,000				30,000,000
U6	CLP	64,800,000,000	5.5	2.95	06-16-22	64,800,000,000	04-01-26
U5	CLP	100,000,000,000	4.5	2.70	06-29-22	100,000,000,000	04-01-25
U6	CLP	35,200,000,000	5.5	2.95	10-21-22	35,200,000,000	04-01-26
U7	CLP	72,000,000,000	5.5	7	11-16-22	72,000,000,000	04-01-26
T17	CLP	75,000,000,000	10	7.5	11-22-22	75,000,000,000	08-01-32
Total		347,000,000,000				347,000,000,000
Bono JPY	JPY	3,000,000,000	3	0.65	09-15-2022	3,000,000,000	09-15-25
Total		3,000,000,000				3,000,000,000

2.	Repurchase of senior bonds

During 2023, the Bank repurchased the following bonds:

Date	Type	Currency	Amount
01-13-23	Senior	UF	131,000
01-19-23	Senior	UF	44,000
01-13-23	Senior	UF	45,000
04-26-23	Senior	UF	80,000
04-28-23	Senior	UF	30,000
05-02-23	Senior	CLP	91,000,000,000
07-05-23	Senior	UF	50,000
12-01-23	Senior	UF	73,000
12-05-23	Senior	UF	1,000

During 2022, the Bank repurchased the following bonds:

Date	Type	Currency	Amount
01-07-2022	Senior	UF	1,065,000
01-10-2022	Senior	UF	150,000
02-03-2022	Senior		$4,000,000,000
02-04-2022	Senior	UF	785,000
02-04-2022	Senior	UF	1,205,000
02-17-2022	Senior	USD	4,156,000
03-08-2022	Senior	UF	7,000
03-09-2022	Senior	UF	5,000
03-10-2022	Senior	UF	5,000
03-14-2022	Senior	UF	5,000
07-28-2022	Senior	UF	70,000
07-29-2022	Senior	UF	9,000
08-05-2022	Senior	UF	31,000
09-07-2022	Senior	UF	602,000
09-08-2022	Senior	UF	100,000
09-12-2022	Senior	UF	377,000
09-27-2022	Senior	UF	93,000
09-28-2022	Senior	UF	414,000
10-11-2022	Senior	UF	50,000
10-12-2022	Senior	UF	43,000
10-13-2022	Senior	UF	1,000
10-19-2022	Senior	UF	64,000
10-20-2022	Senior	UF	181,000
10-27-2022	Senior	UF	50,000
11-02-2022	Senior	UF	1,000
11-07-2022	Senior	UF	2,000
11-08-2022	Senior	UF	687,000
11-09-2022	Senior	UF	165,000
11-15-2022	Senior	UF	1,000
11-17-2022	Senior	UF	100,000
11-21-2022	Senior	UF	3,000
11-23-2022	Senior	UF	400,000
11-28-2022	Senior	UF	415,000
12-01-2022	Senior	UF	1,052,000
12-06-2022	Senior	UF	130,000
12-13-2022	Senior	UF	348,000
12-14-2022	Senior	UF	140,000
12-15-2022	Senior	UF	104,000
12-16-2022	Senior	UF	291,000
12-19-2022	Senior	UF	97,000
12-26-2022	Senior	UF	4,000
12-28-2022	Senior	UF	60,000

3.	The maturities of senior bonds are as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	1,849,062	482,696
Due after 1 year but within 2 years	1,577,424	1,185,935
Due after 2 year but within 3 years	1,395,929	1,599,241
Due after 3 year but within 4 years	559,331	1,282,436
Due after 4 year but within 5 years	573,349	408,607
Due after 5 years	1,970,290	2,121,557
Total senior bonds	7,925,385	7,080,472

iii.	Mortgage bonds

Detail of mortgage bonds per currency is as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Mortgage bonds in UF	74,431	81,623
Total mortgage bonds	74,431	81,623

1.	Allocation of mortgage bonds

During 2023 and 2022, the Bank has not placed any mortgage bonds.

2.	The maturities of Mortgage bonds are as follows

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	-	7,108
Due after 1 year but within 2 years	13,997	11,411
Due after 2 year but within 3 years	14,398	11,779
Due after 3 year but within 4 years	14,812	12,159
Due after 4 year but within 5 years	15,240	12,551
Due after 5 years	15,984	26,615
Total Mortgage bonds	74,431	81,623